Derivative financial instruments for hedging purposes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	6 years 5 months 23 days
Foreign Exchange Forward [Member] | Loans [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash flow hedge loss reclassified to interest income	222
Foreign Exchange Forward [Member] | Available-For-Sale Securities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash flow hedge loss reclassified to interest income	220